RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE - Disclosure of long-term deposits (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Long-term security deposit	$ 37,228	$ 33,294
Total Long-Term Deposits	$ 37,228	$ 33,294